Equity-based compensation - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expense from equity-settled share-based payment transactions			$ 25
Equity-based compensation	$ 14		25
Exercised (in CAD per share) | $ / shares		$ 69.42		$ 59.81
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares authorised | shares	8,295,940	8,295,940			8,295,940
Number of share options available remaining for issuance | shares	623,431
Equity-based compensation	$ 6		11
Share-based payment arrangements, vesting rate	20.00%
Share-based payment arrangements, vesting period	10 years
Exercised (in CAD per share) | $ / shares		$ 123.05		$ 107.45
Liabilities from share-based payment transactions	$ 21	$ 21	$ 30	$ 30
Weighted average share price, share options granted | (per share)	$ 30.04	$ 43.23	$ 34.21	$ 46.17
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	$ 10	$ 10	$ 16	$ 16	$ 14	$ 22
Phantom Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation	$ 7		$ 12
Share-based payment arrangements, vesting period	3 years
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	168,775	168,775	179,757	179,757	168,775	179,757
Deferred Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation			$ 2
Recovery of expense from share-based payment transactions	$ 2
Number of other equity instruments outstanding in share-based payment arrangement | shares	91,450	91,450	78,895	78,895	91,450	78,895